Subsequent Events (Details) ¥ in Thousands		1 Months Ended
	Feb. 06, 2018 USD ($)	Jan. 16, 2018 USD ($)	Apr. 30, 2018 USD ($)	Apr. 30, 2018 CNY (¥)	Feb. 06, 2018 CNY (¥)	Jan. 16, 2018 CNY (¥)	Jan. 05, 2018 USD ($)	Jan. 05, 2018 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Subsequent Events (Textual)
Borrow an aggregate amount | $									$ 7,540,381	$ 5,734,666
Subsequent Event [Member]
Subsequent Events (Textual)
Borrow an aggregate amount							$ 5,000,000	¥ 31,500
Total paid in capital of related party								55,500
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Textual)
Increase registered capital								66
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Textual)
Increase registered capital								¥ 24
Subsequent Event [Member] | Beijing Bank Four [Member]
Subsequent Events (Textual)
Borrow an aggregate amount			$ 3,200,000	¥ 20,000,000
Subsequent Event [Member] | Beijing Bank Four [Member] | Short-term bank loan agreement [Member]
Subsequent Events (Textual)
Borrow an aggregate amount	$ 1,540,000	$ 770,000			¥ 10,000	¥ 5,000
Short term loan, description	The loan bears a fixed interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing plus 92 basis points.	The loan bears a fixed interest rate based on the prevailing interest rate set by the People's Bank of China at the time of borrowing, plus 20 basis points.